Cover	Jan. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 13, 2023
Entity Registrant Name	RECURSION PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40323
Entity Tax Identification Number	46-4099738
Entity Address, Address Line One	41 S Rio Grande Street
Entity Address, City or Town	Salt Lake City,
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	385
Local Phone Number	269 - 0203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	RXRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001601830
Amendment Flag	false